UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28, 2011

Date of reporting period:  May 31, 2010

Item 1. Schedule of Investments.

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 43.5%
	CONSUMER DISCRETIONARY - 1.9%
219	Bally Technologies, Inc. *	$9,307

	CONSUMER STAPLES - 21.2%
879	Altria Group, Inc.	17,835
244	Clorox Co.	15,328
159	Costco Wholesale Corp.	9,262
226	JM Smucker Co.	12,480
284	Kellogg Co.	15,174
197	Lorillard, Inc.	14,083
247	Procter & Gamble Co.	15,089
103	Universal Corp.	4,210
		103,461

	ENERGY - 2.6%
170	Chevron Corp.	12,558

	FINANCIALS - 3.0%
220	Leucadia National Corp. *	4,822
1,225	Marshall & Ilsley Corp.	9,984
		14,806

	HEALTH CARE - 5.8%
485	Merck & Co, Inc.	16,340
213	Teva Pharmaceutical Industries, Ltd - ADR	11,677
		28,017

	INDUSTRIALS - 2.6%
184	General Dynamics Corp.	12,493

	INFORMATION TECHNOLOGY - 2.5%
530	Cisco Systems, Inc. *	12,275

	UTILITIES - 3.9%
490	Exelon Corp.	18,914

	TOTAL COMMON STOCKS	211,831
	(Cost $222,913)

	EXCHANGE-TRADED FUNDS - 52.5%
704	iShares Barclays Intermediate Credit Bond Fund	73,334
845	iShares iBoxx Investment Grade Corporate Bond Fund	89,114
593	PIMCO 1-5 Year US TIPS Index Fund	30,587
1,065	PIMCO Broad US TIPS Index Fund	55,802
185	SPDR Barclays Capital High Yield Bond ETF	6,995

	TOTAL EXCHANGE TRADED FUNDS	255,832
	(Cost $255,967)

RWN3 Conservative Allocation Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Principal
Amount		Value

	SHORT-TERM INVESTMENTS - 1.6%
$7,532	UMB Money Market Fiduciary, 0.03%†	$7,532

	TOTAL SHORT TERM INVESTMENTS	7,532
	(Cost $7,532)

	TOTAL INVESTMENTS - 97.6%
	(Cost $486,412)	$475,195
	Other assets less liabilities - 2.4%	11,801

	TOTAL NET ASSETS - 100%	$486,996

ADR	American Depository Receipt
*	Non-income producing security
†	The rate is the annualized seven-day yield at period end
See accompanying Notes to Schedule of Investments

Sector Representation as of 5/31/10 (% of net assets)
Sector Breakdown	% of Total Net Assets
Consumer Staples	21.2%
Health Care	5.8%
Utilities	3.9%
Financials	3.0%
Energy	2.6%
Industrials	2.6%
Information Technology	2.5%
Consumer Discretionary	1.9%
Short-Term Investment	1.6%
Exchange Traded Funds	52.5%
Total Investments	97.6%
Other assets less liabilities	2.4%
Total Net Assets	100.0%

RWN3 Conservative Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
May 31, 2010

Note 1 – Organization:
The RWN Conservative Allocation Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital growth through an asset allocation strategy while also seeking to preserve principal. The Fund commenced investment operations on March 31, 2010.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Note 3 – Federal Income Tax Information:
At May 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

RWN3 Conservative Allocation Fund

Cost of Investments	$497,653

Gross Unrealized Appreciation	$1,881
Gross Unrealized Depreciation	(13,111)
Net Unrealized Appreciation(Depreciation) on Investments	$(11,230)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

RWN3 Conservative Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
May 31, 2010

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$211,831	$-	$-	$211,831
Exchange-Traded Funds	255,832	-	-	255,832
Short-term Investments	7,532	-	-	7,532
Total Investments in Securities	475,195	-	-	475,195
Other Financial Instruments	-	-	-	-
Totals	$475,195	$-	$-	$475,195

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	July 28, 2010

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	July 28, 2010
* Print the name and title of each signing officer under his or her signature.